Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands		Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2021		$ 72	$ 69,902	$ (55,593)	$ 14,381
Balance, shares at Dec. 31, 2021		7,108,133
Issuance of common stock and warrants net of issuance costs	[1]	$ 8	4,316		4,324
Issuance of common stock and warrants net of issuance costs, shares	[1]	782,495
Share-based compensation			1,752		1,752
Net loss				(13,168)	(13,168)
Balance at Dec. 31, 2022		$ 80	75,970	(68,761)	7,289
Balance, shares at Dec. 31, 2022		7,890,628
Issuance of common stock and warrants net of issuance costs	[2]	$ 38	6,520		6,558
Issuance of common stock and warrants net of issuance costs, shares	[2]	3,816,689
Share-based compensation			1,394		1,394
Net loss				(10,740)	(10,740)
Balance at Dec. 31, 2023		$ 118	$ 83,884	$ (79,501)	$ 4,501
Balance, shares at Dec. 31, 2023		11,707,317

[1]	Net of issuance costs in the amount of $
[2]	Net of issuance costs in the amount of $